Submission	Jun. 18, 2025
Submission [Line Items]
Central Index Key	0000731766
Registrant Name	UNITEDHEALTH GROUP INC
Registration File Number	333-270279
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES